Changes in Accumulated Other Comprehensive Income (AOCI) by Component (Tables)	12 Months Ended
Dec. 31, 2013
Changes In Accumulated Other Comprehensive Income Aoci By Component [Abstract]
Schedule of reclassified from AOCI and the affected line items in the statements of income

	Amounts Reclassified from AOCI		Affected Line Item in the Statements of Income
	2013	2012

Unrealized gains on available-for-sale securities	$897,901	$1,158,535	Realized gain on sale of securities
			Total reclassified amount before tax
	(305,286)	(393,901)	Tax expense

	$592,615	$764,634	Net reclassified amount